Restatement of Previously Filed Financial Statements (Tables)	12 Months Ended
Sep. 30, 2021
Restatement of Previously Filed Financial Statements [Abstract]
Schedule of represents the impacts of the adjustment
	As Reported	Adjustment	As Restated
Consolidated Statement of Operations and Comprehensive Loss for the Year Ended September 30, 2021
Cost of revenue – financial services	$293,011	$469,286	$762,297
Total costs of revenues	$19,193,011	$469,286	$19,662,297
Gross loss – financial services	$(206,047)	$(469,286)	$(675,333)
Total gross profit (loss)	$93,953	$(469,286)	$(375,333)
Amortization of intangible assets	$469,286	$(469,286)	$—
Total operating expenses	$1,026,357	$(469,286)	$557,071